ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Mar. 31, 2026
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET
	As of March 31,
	2025	2026
	RMB	RMB
Accounts receivable	52,845	34,208
Less: Allowance for credit losses	(52,845)	(32,371)
Accounts receivable, net	-	1,837

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

The Company estimates expected credit losses on accounts receivable based on historical loss experience, customer-specific information, subsequent collections, current economic conditions and other relevant factors affecting collectability. The movement in the allowance for credit losses was as follows:

	2025	2026
Balance at beginning of year	293	52,845
Additions/(reversal) for the year	52,065	(17,035)
Foreign currency translation difference	487	(3,439)
Balance at the end of year	52,845	32,371